Peachtree Alternative Strategies Fund

Schedule of Investments

July 31, 2022

(Unaudited)

Portfolio Funds*	% of Net Assets		Cost(1)	Fair Value	Initial Acquisition Date		Redemption Frequency(2)	Next Available Redemption Date
Equity:
Glazer Enhanced Offshore Fund, Series 1	4.4%		$6,676,764	$9,857,908	3/1/2020	(3)	Monthly	8/31/2022
Moon Capital Global Equity Offshore Fund Ltd., Class S, Series A-84	0.0	%(4)	86,437	30,992	1/3/2017		N/A	(5)
Pleiad Asia Offshore Feeder Fund, Class A-A1, Multiple Series	1.4%		2,236,663	3,118,253	1/3/2017		Quarterly	9/30/2022	(6)
Pleiad Asia Offshore Feeder Fund, Class A-A5, Series 01-18	2.4%		4,504,047	5,414,539	1/3/2017	(3)	Quarterly	9/30/2022	(6)
Suvretta Offshore Fund Ltd., Class 1-A, Multiple Series	0.3%		1,000,000	758,282	8/1/2017	(3)	Quarterly	9/30/2022
TPG Public Equity Partners-A, L.P.	4.2%		6,746,089	9,476,327	1/3/2017	(3)	Quarterly	9/30/2022	(6)
Total Equity	12.7%		$21,250,000	$28,656,301

Fixed Income:
Anchorage Capital Partners Offshore Ltd., Series K	0.1%		$104,097	$148,993	3/1/2019		N/A	(5)
Concordia G-10 Fixed Income Relative Value Ltd., Class B, Series 08-19	4.2%		9,000,020	9,498,199	8/1/2019	(3)	Monthly	8/31/2022
Doubleline Opportunistic Income Fund Ltd., Class B, Series 1	4.1%		8,608,783	9,197,652	3/1/2017	(3)	Quarterly	9/30/2022
King Street Capital Offshore Ltd., Class A, Series 1	3.8%		7,288,014	8,676,374	1/3/2017	(3)	Quarterly	9/30/2022	(6)
King Street Capital Offshore Ltd., Class S, Multiple Series	0.6%		1,233,210	1,479,187	1/3/2017	(3)	N/A	(5)
PIMCO Tactical Opportunities Fund, L.P., Class A	4.5%		7,878,627	10,154,925	7/1/2017	(3)	Semi-Annual	12/31/2022	(7)
Total Fixed Income	17.3%		$34,112,751	$39,155,330

Multi-Strategy:
Centiva Offshore Fund, Ltd., Series A, Multiple Series	6.0%		$14,000,000	$13,686,615	3/1/2022	(3)	Quarterly	9/30/2022
Davidson Kempner Partners	9.1%		17,245,076	20,525,099	1/3/2017	(3)	Semi-Annual	12/31/2022
D.E. Shaw Composite International Fund	7.1%		6,832,660	15,964,991	1/3/2017		Quarterly	9/30/2022
ExodusPoint Partners International Fund, Ltd., Class B, Standard Series	6.7%		13,000,000	15,260,106	6/1/2020	(3)	Quarterly	9/30/2022	(8)
HBK Multi-Strategy Offshore Fund Ltd., Class A, Lead Series	4.8%		9,153,976	10,871,760	11/1/2017	(3)	Quarterly	9/30/2022	(6)
Hudson Bay International Fund Ltd., Class A, Multiple Series	10.0%		17,000,000	22,630,071	10/1/2018	(3)	Quarterly	9/30/2022	(6)
Paloma International Ltd., Class C	6.1%		11,999,970	13,686,920	6/1/2019	(3)	Annual	12/31/2022
Paloma International Ltd., Class D	3.6%		8,000,175	8,145,070	4/1/2021	(3)	Quarterly	9/30/2022
Verition International Multi-Strategy Fund, Ltd., Class C, Series 1	4.4%		9,000,000	9,841,845	1/31/2021	(3)	Quarterly	10/31/2022	(6)
Total Multi-Strategy	57.8%		$106,231,857	$130,612,477

Opportunistic:
Palmetto Fund Ltd., Class D	1.0%		$2,803,475	$2,242,676	1/1/2018	(3)	Quarterly	(5)
Voya Mortgage Investment Fund, Institutional Class, Lead Series	3.9%		8,503,946	$8,917,786	1/3/2017	(3)	Quarterly	9/30/2022	(9)
Total Opportunistic	4.9%		$11,307,421	$11,160,462

Total Investments In Portfolio Funds	92.7%		$172,902,029	$209,584,570

Money Market Funds	Shares	% of Net Assets	Cost(1)	Fair Value
Fidelity Investments Government Money Market Portfolio, Institutional Class, 1.68%(10)	11,889,939	5.3%	$11,889,939	$11,889,939

Total Investments		98.0%	$184,791,968	$221,474,509

Other Assets in Excess of Liabilities		2.0%		$4,404,738

Net Assets		100.0%		$225,879,247

(1)	There were no unfunded capital commitments as of July 31, 2022.
(2)	Certain redemptions may be subject to various restrictions and limitations such as redemption penalties on investments liquidated within a certain period subsequent to investment (e.g. a soft lock-up), investor-level gates and/or Portfolio Fund-level gates. Redemption notice periods range from 25 to 90 days.
(3)	The Portfolio Fund was purchased on multiple dates with the initial purchase date shown.
(4)	Amount is less than 0.05%.
(5)	Redemptions are not permitted until the underlying special investments are sold/liquidated.
(6)	Subject to 25% investor level quarterly gate.
(7)	Subject to 33% investor level semi-annual gate.
(8)	Subject to 12.50% investor level quarterly gate.
(9)	Subject to a early redemption fee of 5% on redemptions within 1 year of their purchase date.
(10)	Rate disclosed is the seven day effective yield as of July 31, 2022.

*	All Portfolio Funds are non-income producing and are issued in private placement transactions, and as such, are restricted to resale.